Cover Page	Jan. 10, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 10, 2023
Entity File Number	000-12627
Entity Registrant Name	GLOBAL CLEAN ENERGY HOLDINGS, INC.
Entity Central Index Key	0000748790
Entity Tax Identification Number	87-0407858
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2790 Skypark Drive
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	Torrance
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90505
City Area Code	310
Local Phone Number	641-4234
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false